INVENTORIES (Details) - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
INVENTORIES [Abstract]
Raw materials	$ 2,343,104	$ 1,362,944
Work-in-process	5,626,531	5,411,360
Finished goods	2,746,304	2,807,480
Total	10,715,939	9,581,784
Inventory write-down	$ 62,422	$ 175,568	$ 29,905,734